Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current assets
Cash	$ 3,906,908	$ 30,506,308	$ 6,810,418
Restricted cash	299,681	2,340,000
Accounts receivable, net	142,486	1,112,573	2,579,475
Prepaid expenses, current	1,654,969	12,922,493	371,143
Deposits and other current assets	51,644	403,250
Investment at fair value	44,038	343,862	343,862
Total current assets	6,099,726	47,628,486	10,104,898
Non-current assets
Property and equipment, net	3,632	28,356	36,511
Intangible assets, net	2,123,986	16,584,716	15,336,589
Operating lease right-of-use assets	289,229	2,258,388	2,957,515
Prepaid expenses, non-current	716,446	5,594,226
Long term deposit	55,322	431,972	431,972
Deferred initial public offering (“IPO”) costs			4,984,334
Total non-current assets	3,188,615	24,897,658	23,746,921
Total assets	9,288,341	72,526,144	33,851,819
Current liabilities
Accrued expenses and other payables	48,248	376,731	1,782,265
Bank borrowings, current	502,527	3,923,880	3,863,852
Contract liabilities	1,215,372	9,489,991	4,619,690
Operating lease liabilities, current	180,071	1,406,045	1,392,826
Income tax payable	11,963	93,409	217,478
Total current liabilities	1,997,384	15,596,166	12,182,221
Non-current liabilities
Bank borrowings, non-current	525,281	4,101,554	6,062,904
Operating lease liabilities, non-current	109,159	852,343	1,570,307
Deferred tax liabilities, net	179,244	1,399,592	2,292,955
Total non-current liabilities	813,684	6,353,489	9,926,166
Total liabilities	2,811,068	21,949,655	22,108,387
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares, authorized to issue an unlimited number of ordinary shares of no par value (“Ordinary Shares”), 11,585,000 and 13,251,667 shares issued and outstanding as of December 31, 2023 and June 30, 2024, respectively	500	3,900	3,900
Additional paid-in capital	5,950,728	46,418,547	2,042,379
Retained earnings	541,565	4,231,954	9,778,545
Accumulated other comprehensive loss	(15,520)	(77,912)	(81,392)
Total shareholders’ equity	6,477,273	50,576,489	11,743,432
Total liabilities and shareholders’ equity	9,288,341	72,526,144	33,851,819
Related Party [Member]
Current liabilities
Amount due to a related party	$ 39,203	$ 306,110	$ 306,110